Share-based Compensation	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Share-based Compensation	Share-based Compensation
In January 2024, the Company’s Board of Directors approved the Mynd.ai Equity Incentive Plan (the “Incentive Plan”). Under the Incentive Plan, awards may be granted to officers, employees and consultants of the Company or any of its affiliates in the form of stock options, restricted shares, restricted stock units ("RSUs"), stock appreciation rights, performance stock, performance stock units and other awards. The maximum aggregate number of ordinary shares that was initially authorized for issuance under the Incentive Plan is 54,777,338, together with a corresponding number of American Depositary Shares ("ADS"). The number of ordinary shares available for issuance under the Incentive Plan also includes an automatic annual increase on the first day of each fiscal year beginning in 2025, equal to five percent (5%) of the total number of our ordinary shares outstanding, on a fully diluted basis, on the last day of our immediately preceding fiscal year. Pursuant to this annual increase, an additional 27,731,110 ordinary shares became available for issuance under the Incentive Plan on January 1, 2025.
The following table summarizes RSU activity for the periods ended June 30, 2025 and June 30, 2024:

	Six months ended June 30,
	2025		2024
	Number of ADS	Weighted Average Grant Date Fair Value Per ADS	Number of ADS	Weighted Average Grant Date Fair Value Per ADS
Outstanding, beginning balance	4,185,488	$3.43	—	$—
Granted	2,501,632	1.01	3,501,350	3.92
Clawback	(201,665)	3.92	—	—
Vested (1)	(269,257)	3.92	—	—
Forfeited	(1,569,424)	3.45	(40,179)	3.92
Outstanding, ending balance	4,646,774	$2.07	3,461,171	$3.92
(1) These amounts are shown gross of 67,465 shares withheld by the Company to satisfy certain tax withholding obligations in connection with the vesting of certain restricted stock units.
During the six months ended June 30, 2025 and June 30, 2024, the Company recorded share-based compensation expense of $1,037 and $1,131, respectively. As of June 30, 2025 total unrecognized compensation expense related to unvested awards was $5,959, which is expected to be recognized over a weighted-average period of 1.96 years.